CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions, except Share data	Total	Common Stock	Additional paid-in capital	Retained Earnings	Accumulated other comprehensive income (loss)	Non-Controlling Interests
Beginning Balance at Dec. 31, 2008	$ 2,981	$ 2	$ 3,108	$ 207	$ (350)	$ 14
Beginning Balance (in shares) at Dec. 31, 2008		170,800,000
Net income	225	0	0	225	0	0
Other comprehensive (loss) income, net of tax	350	0	0	0	349	1
Increase (decrease) of non-controlling interest	3	0	0	0	0	3
Dividends declared	(157)	0	0	(157)	0	0
Non-controlling interest distribution	(1)	0	0	0	0	(1)
Share-based employee compensation (in shares)		300,000
Share-based employee compensation	20	0	20	0	0	0
Exercise of stock options (in shares)	134,000	200,000
Exercise of stock options	2	0	2	0	0	0
Ending Balance at Dec. 31, 2009	3,423	2	3,130	275	(1)	17
Ending Balance (in shares) at Dec. 31, 2009		171,300,000
Net income	110	0	0	106	0	4
Other comprehensive (loss) income, net of tax	(9)	0	0	0	(9)	0
Dividends declared	(162)	0	0	(162)	0	0
Non-controlling interest distribution	(1)	0	0	0	0	(1)
Stock repurchased (in shares)	(3,900,000)	(3,900,000)
Stock repurchased	(92)	0	(92)	0	0	0
Share-based employee compensation (in shares)		400,000
Share-based employee compensation	30	0	30	0	0	0
Exercise of stock options (in shares)	531,000	500,000
Exercise of stock options	7	0	7	0	0	0
Ending Balance at Dec. 31, 2010	3,306	2	3,075	219	(10)	20
Ending Balance (in shares) at Dec. 31, 2010		168,300,000
Net income	66	0	0	65	0	1
Other comprehensive (loss) income, net of tax	69	0	0	0	69	0
Dividends declared	(43)	0	0	(43)	0	0
Share-based employee compensation (in shares)		600,000
Share-based employee compensation	7	0	7	0	0	0
Exercise of stock options (in shares)		600,000
Exercise of stock options	10	0	10	0	0	0
Ending Balance at Mar. 31, 2011	3,415	2	3,092	241	59	21
Ending Balance (in shares) at Mar. 31, 2011		169,500,000
Beginning Balance at Dec. 31, 2010	3,306	2	3,075	219	(10)	20
Beginning Balance (in shares) at Dec. 31, 2010		168,300,000
Net income	250	0	0	246	0	4
Other comprehensive (loss) income, net of tax	(255)	0	0	0	(255)	0
Dividends declared	(173)	0	0	(173)	0	0
Non-controlling interest distribution	(5)	0	0	0	0	(5)
Share-based employee compensation (in shares)		600,000
Share-based employee compensation	38	0	38	0	0	0
Exercise of stock options (in shares)	1,976,000	2,000,000
Exercise of stock options	40	0	40	0	0	0
Ending Balance at Dec. 31, 2011	3,201	2	3,153	292	(265)	19
Ending Balance (in shares) at Dec. 31, 2011		170,900,000
Net income	50	0	0	49	0	1
Other comprehensive (loss) income, net of tax	40	0	0	0	40	0
Dividends declared	(43)	0	0	(43)	0	0
Share-based employee compensation (in shares)		1,300,000
Exercise of stock options (in shares)		600,000
Exercise of stock options	14	0	14	0	0	0
Ending Balance at Mar. 31, 2012	$ 3,251	$ 2	$ 3,156	$ 298	$ (225)	$ 20
Ending Balance (in shares) at Mar. 31, 2012		172,800,000